Income Tax / Deferred Tax - Reconciliation of Taxes (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit	$ 5,012	$ 930	$ 582
Allocation of parent company expenses, not deductible for local income tax	(4,231)	(845)	(409)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	874	129	(443)
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	(2,112)	0	(208)
Other local GAAP and local tax return adjustments	(4,872)	(2,038)	(121)
Income tax (expense)/income	$ (5,329)	$ (1,824)	$ (599)